Income Taxes (Tax Reconciliation) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of income tax [Abstract]
Earnings before income taxes	$ 293.7	$ 102.4
Statutory tax rate	25.00%	25.00%
Expected income tax expense based on above rates	$ 73.4	$ 25.6
Effect of higher tax rates in foreign jurisdictions	3.9	(3.9)
Non-deductible expenses	5.0	4.3
Impact of local mining taxes	19.6	14.7
Impact of foreign exchange	(16.3)	19.4
Impact of renouncement of flow through share expenditures	0.0	2.1
Withholding tax	1.5	1.6
Change in unrecognized temporary differences	2.5	3.3
Other	(5.9)	(1.8)
Income tax expense recognized in net earnings	$ 83.7	$ 65.3